Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Invesco Global Core Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Core Equity Fund (Class A) —including sales charge
Accumulated Value	$ 9,450		$ 10,083	$ 12,386	$ 10,540	$ 13,126	$ 14,783	$ 17,101	$ 13,305	$ 16,204	$ 18,874	$ 21,749
Invesco Global Core Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Core Equity Fund (Class C) —including sales charge
Accumulated Value	10,000		10,587	12,913	10,902	13,490	15,074	17,320	13,370	16,171	18,835	21,690
Invesco Global Core Equity Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Core Equity Fund (Class R)
Accumulated Value	10,000		10,645	13,044	11,067	13,755	15,454	17,848	13,841	16,829	19,544	22,470
Invesco Global Core Equity Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Core Equity Fund (Class Y)
Accumulated Value	10,000		10,698	13,174	11,235	14,029	15,848	18,379	14,338	17,504	20,429	23,614
Invesco Global Core Equity Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Core Equity Fund (Class R5)
Accumulated Value	10,000		10,707	13,184	11,246	14,049	15,859	18,404	14,352	17,537	20,478	23,667
Invesco Global Core Equity Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Core Equity Fund (Class R6)
Accumulated Value	10,000		10,670	13,121	11,200	13,998	15,810	18,367	14,328	17,519	20,467	23,680
Invesco Global Small Cap Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Small Cap Equity Fund (Class A) —including sales charge
Accumulated Value	9,450		10,264	13,167	11,164	12,864	14,099	17,521	14,675	16,771	17,213	21,000
Invesco Global Small Cap Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Small Cap Equity Fund (Class C) —including sales charge
Accumulated Value	10,000		10,787	13,728	11,547	13,215	14,377	17,734	14,730	16,715	17,155	20,930
Invesco Global Small Cap Equity Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Small Cap Equity Fund (Class Y)
Accumulated Value	10,000		10,895	13,997	11,897	13,748	15,102	18,820	15,797	18,103	18,615	22,792
Invesco Global Small Cap Equity Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Small Cap Equity Fund (Class R6)
Accumulated Value	10,000		10,861	13,965	11,880	13,732	15,104	18,838	15,833	18,161	18,696	22,908
Invesco International Small Company Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Small Company Fund (Class A) —including sales charge
Accumulated Value	9,450		10,280	13,716	11,155	13,213	14,556	17,231	15,289	17,448	16,990	21,376
Invesco International Small Company Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Small Company Fund (Class C) —including sales charge
Accumulated Value	10,000		10,796	14,300	11,548	13,564	14,834	17,431	15,349	17,386	16,930	21,298
Invesco International Small Company Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Small Company Fund (Class Y)
Accumulated Value	10,000		10,910	14,591	11,901	14,121	15,599	18,516	16,465	18,842	18,387	23,208
Invesco International Small Company Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Small Company Fund (Class R5)
Accumulated Value	10,000		10,921	14,630	11,936	14,185	15,695	18,643	16,592	19,052	18,637	23,541
Invesco International Small Company Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Small Company Fund (Class R6)
Accumulated Value	10,000		10,922	14,641	11,960	14,226	15,742	18,715	16,674	19,150	18,745	23,698
Invesco Small Cap Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Equity Fund (Class A) —including sales charge
Accumulated Value	9,450		10,557	11,991	10,173	12,831	16,332	19,603	15,565	18,048	21,259	22,917
Invesco Small Cap Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Equity Fund (Class C) —including sales charge
Accumulated Value	10,000		11,090	12,508	10,537	13,182	16,657	19,831	15,626	18,013	21,218	22,848
Invesco Small Cap Equity Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Equity Fund (Class R)
Accumulated Value	10,000		11,146	12,630	10,692	13,441	17,081	20,439	16,189	18,735	21,995	23,655
Invesco Small Cap Equity Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Equity Fund (Class Y)
Accumulated Value	10,000		11,202	12,757	10,853	13,714	17,513	21,063	16,767	19,488	23,007	24,876
Invesco Small Cap Equity Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Equity Fund (Class R5)
Accumulated Value	10,000		11,222	12,792	10,900	13,805	17,664	21,265	16,944	19,728	23,321	25,222
Invesco Small Cap Equity Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Equity Fund (Class R6)
Accumulated Value	10,000		11,231	12,825	10,933	13,848	17,730	21,357	17,032	19,855	23,469	25,420
MSCI World IndexSM (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World IndexSM (Net)
Accumulated Value	10,000		10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	31,532
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
MSCI ACWI ex-USA® Index (Net) [Member] [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA® Index (Net)
Accumulated Value	10,000		10,450	13,291	11,404	13,857	15,334	16,533	13,887	16,056	16,945	22,432
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
MSCI ACWI Small Cap Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Small Cap Index (Net)
Accumulated Value	10,000		11,159	13,816	11,828	14,743	17,151	19,911	16,194	18,920	20,370	24,387
MSCI Europe Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index (Net)
Accumulated Value	10,000		9,960	12,500	10,642	13,172	13,881	16,143	13,712	16,440	16,734	22,659
MSCI ACWI ex USA Small Cap Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index (Net)
Accumulated Value	10,000		10,391	13,679	11,190	13,698	15,649	17,671	14,142	16,357	16,906	21,853
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	$ 10,000		$ 12,131	$ 13,908	$ 12,376	$ 15,535	$ 18,636	$ 21,397	$ 17,024	$ 19,906	$ 22,203	$ 25,047